15. Commitments (Details) $ in Thousands	Dec. 31, 2017 CAD ($)
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	$ 14,212
2018
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	9,327
2019-20
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	1,270
2021-22
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	1,363
2023-24
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	2,253
Mineral interests
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	4,996
Mineral interests | 2018
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	687
Mineral interests | 2019-20
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	982
Mineral interests | 2021-22
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	1,075
Mineral interests | 2023-24
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	2,253
Flow-through share expenditures
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	8,496
Flow-through share expenditures | 2018
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	8,496
Flow-through share expenditures | 2019-20
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	0
Flow-through share expenditures | 2021-22
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	0
Flow-through share expenditures | 2023-24
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	0
Business premises operating lease
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	720
Business premises operating lease | 2018
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	144
Business premises operating lease | 2019-20
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	288
Business premises operating lease | 2021-22
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	288
Business premises operating lease | 2023-24
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	$ 0